Provisions for pensions and similar obligations (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions For Pensions And Similar Obligations
Experience Plan	R$ (10,858)	R$ (290,878)	R$ 289,237
Changes in Financial Assumptions	580,286	1,136,497	182,120
Changes in Financial Demographic	126	(446)	(20,621)
Gain (Loss) Actuarial - Obligation	569,554	845,173	450,735
Return on Investment, Return Unlike Implied Discount Rate	(403,979)	(521,100)	(34,409)
Gain (Loss) Actuarial - Asset	(403,979)	(521,100)	(34,409)
Changes in Surplus Uncollectible	R$ (254,205)	R$ (313,984)	R$ (240,010)